CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash, Cash Equivalents And Restricted Cash	¥ 396	¥ 97
Loans Receivable, Net Of Credit Impairment Losses	555,133	662,183
Prepaid Expenses	848	809
Total Current Assets	556,377	663,089
Non-current Assets
Property,plant And Equipment, Net	42,180	45,153
Intangible Asset	5	6
Total Non-current Assets	42,185	45,159
Total Assets	598,562	708,248
Current Liabilities
Loans Payable	161,569	171,569
Salary And Benefit Payable	9,872	7,660
Income Taxes Payable	32,477	32,477
Interest Payable	54,685	36,122
Other Payable	21,656	14,116
Total Current Liabilities	280,259	261,944
Capital And Reserve Attributable To Equity Holders Of The Company
Share Capital	326	326
Additional Paid-in Capital	383,174	383,174
Statutory Reserve	18,706	18,706
General Risk Reserve	9,180	9,180
Currency Translation Reserve	30	(27)
Accumulated Losses	(156,774)	(54,316)
Non-controlling Interests	63,661	89,261
Total Shareholders' Equity	318,303	446,304
Total Equity And Liabilities	¥ 598,562	¥ 708,248